Commitments, Guarantees, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Payment Commitments
Future payments of these commitments as at December 31, 2019 are estimated as follows:

	2020	2021	2022	2023	2024	2025 & beyond	Total
Gas purchase (a)	$2,374.0	$2,488.2	$2,323.6	$2,076.1	$1,959.5	$22,772.0	$33,993.4
Propane purchase (b)	220.2	127.2	94.9	86.5	58.4	127.1	714.3
Electricity purchase (c)	567.2	318.1	160.0	56.4	11.0	0.4	1,113.1
Service agreements (d) (e) (f)	58.7	44.0	28.2	23.4	22.9	309.1	486.3
Pipeline and storage services (g)	721.2	652.5	627.8	600.4	550.5	3,876.7	7,029.1
Capital projects (h)	6.9	—	—	—	—	—	6.9
Operating leases (i)	27.8	27.1	26.5	24.5	20.1	100.1	226.1
Environmental (j)	6.5	4.3	1.0	1.0	0.6	0.4	13.8
Merger commitments (k)	8.2	3.8	1.9	1.9	1.9	4.3	22.0
	$3,990.7	$3,665.2	$3,263.9	$2,870.2	$2,624.9	$27,190.1	$43,605.0

(a)
AltaGas enters into contracts to purchase natural gas from various suppliers for its utilities. These contracts are used to ensure that there is an adequate supply of natural gas to meet the needs of customers and to minimize exposure to market price fluctuations. Gas purchase commitments are valued based on forward prices, which may fluctuate significantly from period to period.

(b)
AltaGas enters into contracts to purchase propane for its operations at RIPET. These contracts are used to ensure that there is an adequate supply of propane to meet shipment commitments and to minimize exposure to market price fluctuations. Propane purchase commitments are valued based on forward prices, which may fluctuate significantly from period to period.

(c)
AltaGas enters into contracts to purchase electricity from various suppliers for its non-utility business. Electricity purchase commitments are based on existing fixed price and fixed volume contracts, and include US$17.4 million of commitments related to renewable energy credits.

(d)
In 2014, AltaGas' Blythe facility entered into a Long-Term Service Agreement (LTSA) with Siemens to complete various upgrade and maintenance services on the Combustion Turbines (CT) at the Blythe facility over 124,000 equivalent operating hours per CT, or 25 years, whichever comes first. The LTSA has variable fees on a per equivalent operating hour basis. As at December 31, 2019, the total commitment was $167.9 million payable over the next 16 years, of which $45.4 million is expected to be paid over the next five years.

(e)	In 2017, AltaGas entered into a 12-year service agreement for tug services to support the marine operations of RIPET.

(f)
In 2015, AltaGas entered into a Project Agreement that contemplated the sublease of lands from Ridley Terminals Inc. (RTI), provision of certain terminal services, and access to RTI's terminal facilities to support RIPET's operations for an initial term of 20 years ending in 2039. In 2019, RILE LP and RTI executed a Terminal Services Agreement that formalized the concepts outlined in the Project Agreement.

(g)	Pipeline and storage commitments include minimum payments for natural gas transportation, storage and peaking contracts that have expiration dates through 2044.

(h)	Commitments for capital projects. Estimated amounts are subject to variability depending on the actual construction costs.

(i)	Operating leases include lease arrangements for office spaces, vehicles, rail cars, land, and office and other equipment.

(j)	Environmental commitments include committed payments related to certain environmental response costs.

(k)
Represents the estimated future payments of merger commitments that have been accrued but not paid. In addition, there are certain additional merger commitments that will be expensed when costs are incurred in the future, including the investment of up to US$70 million over a ten year period to further extend natural gas service, investment of US$8 million for leak mitigation within three years of the merger, hiring damage prevention trainers in each jurisdiction for a total of US$2 million over five years, and developing 15 megawatts of either electric grid energy storage or Tier 1 renewable resources within five years. As at December 31, 2019, the cumulative amount of merger commitments that have been expensed but not yet paid is approximately US$17 million.